Finance Expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Expense
Trade and other payables	₩ 42,830	₩ 57,160	₩ 68,375
Short-term borrowings	32,545	35,891	6,969
Long-term borrowings	92,243	87,011	91,584
Debt securities	1,771,544	1,698,232	1,922,900
Other financial liabilities	505,112	491,665	482,428
Interest Expense (Before Capitalizing borrowing costs)	2,444,274	2,369,959	2,572,256
Less: Capitalized borrowing costs	(575,816)	(580,407)	(819,388)
Interest expense	1,868,458	1,789,552	1,752,868
Losses on sale of financial assets	1	2,343	9
Losses on valuation of financial assets at fair value through profit or loss	6,616	0	0
Impairment of available-for-sale financial assets		2,713	86,703
Losses on valuation of derivatives	46,740	890,832	5,762
Losses on transaction of derivatives	32,448	198,218	101,987
Losses on foreign currency translation	393,859	207,944	406,849
Losses on foreign currency transaction	121,763	35,175	57,889
Losses on repayment of financial liabilities	0	5	23,000
Other Finance Expenses	858	1,170	2,020
Total Finance Expense	₩ 2,470,743	₩ 3,127,952	₩ 2,437,087